Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	$ 121,025	$ 67,410
Less: Accumulated depreciation	22,534	9,197
Property, plant and equipment-net	98,491	58,213
Furniture and fixtures [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	24,655	21,046
Vehicles [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	22,110	21,172
Office equipment and computers [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	$ 74,260	$ 25,192